Organization and Business Description - Schedule of Cash Flow Statement (Details) - VIE [Member] - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Cash Flow Statement [Line Items]
Net cash provided by operating activities	$ 2,919,587	$ 629,983
Net cash used in investing activities	(4,297,134)	(3,560,418)
Net cash provided by financing activities	$ 4,901,089	$ 5,692,303